USDT	12 Months Ended
Dec. 31, 2025
USDT [Abstract]
USDT
4.	USDT

The following table presents additional information about our cryptocurrency mining activities of Bitcoin (“BTC”) paid in USDT amounts during the year ended December 31, 2025:

Balance on January 1, 2025	$—
Revenue recognized from cryptocurrencies mined	28,151
Hosting fees settled in cryptocurrencies	(19,666)
Miners purchased with cryptocurrencies	(8,204)
Cryptocurrencies received from disposal of subsidiaries	4,096
Cryptocurrencies held by the mining host	(1,131)
Balance on December 31, 2025	$3,246